Property Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property Plant and Equipment [Abstract]
Schedule of property plant and equipment at cost and accumulated depreciation

	Estimated useful lives	March 31, 2018	December 31, 2017
Land		$96,884	$96,884
Capitalized building	39 years	3,017,552	3,017,552
Machinery and equipment	5 to 15 years	713,254	677,734
Total property plant and equipment – gross		3,827,690	3,792,170
Less: accumulated depreciation		(285,674)	(222,338)
Total property plant and equipment – net		$3,542,016	$3,569,832

	Estimated useful lives	December 31, 2017	December 31, 2016
Land		$96,884	$—
Capitalized building	39 years	3,017,552	—
Machinery and equipment	5 to 15 years	677,734	149,204
Total property plant and equipment – gross		3,792,170	149,204
Less: accumulated depreciation		(222,338)	(79,850)
Total property plant and equipment – net		$3,569,832	$69,354